NET INCOME FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2024
Income from contract with customers [abstract]
NET INCOME FROM CONTRACTS WITH CUSTOMERS

NOTE 28 – NET INCOME FROM CONTRACTS WITH CUSTOMERS

Below is the detail of the income and expenses for commissions and fees of the continuing operations for the years ended as of December 31, 2024,2023 and 2022:

Below is the detail of the income and expenses for commissions and fees of the continuing operations for the years ended as of December 31, 2024, 2023 and 2022:
	December 31,		December 31,		December 31,
Income from commissions and fees	2024		2023		2022
Banking service fees	Ps.	1,727,408	Ps.	1,663,340	Ps.	1,533,322
Pension and severance fund management		1,174,608		978,504		885,420
Credit card fees		987,973		1,009,472		836,046
Trust activities and portfolio management services		495,929		463,194		353,285
Below is the detail of the income and expenses for commissions and fees of the continuing operations for the years ended as of December 31, 2024, 2023 and 2022:
	December 31,		December 31,		December 31,
Income from commissions and fees	2024		2023		2022
Bonded warehouse services		181,804		188,191		187,237
Commissions on transfers, checks and checkbooks		20,122		22,941		25,181
Office network services		16,289		21,638		24,935
Other commissions and fees		12,011		9,056		29,013
Total income from commissions and fees	Ps.	4,616,144	Ps.	4,356,336	Ps.	3,874,439

	December 31,		December 31,		December 31,
Expenses from commissions and fees	2024		2023		2022
Banking services	Ps.	(616,875)	Ps.	(617,524)	Ps.	(473,595)
Sales and services commissions		(294,144)		(250,460)		(340,918)
Fees paid to pension funds sales force		(66,431)		(70,335)		(97,470)
Information processing services of operators		(33,080)		(29,905)		(24,320)
Offices network services		(9,794)		(20,147)		(16,993)
Other		(12,026)		(15,442)		(17,380)
Total expenses from commissions and fees	Ps.	(1,032,350)	Ps.	(1,003,813)	Ps.	(970,676)
Net income from commissions and fees	Ps.	3,583,794	Ps.	3,352,523	Ps.	2,903,763

Below is the detail of the income and cost from goods and services for the years ended as of December 31, 2024, 2023 and 2022:

	December 31,		December 31,		December 31,
Income from sales of goods and services	2024		2023		2022
Energy and Gas	Ps.	6,908,922	Ps.	6,158,616	Ps.	5,718,808
Infrastructure		2,950,048		3,954,197		5,330,193
Hotels		631,218		598,895		532,337
Agribusiness		309,868		296,804		340,984
Other services		248,544		215,044		219,005
Total income from sales of goods and services (*)	Ps.	11,048,600	Ps.	11,223,556	Ps.	12,141,327

(*) See note 31.6, to see income by country.

	December 31,		December 31,		December 31,
Costs and expenses of sales goods and services	2024		2023		2022
Cost of sales from companies from non-financial sector	Ps.	(6,204,773)	Ps.	(5,799,721)	Ps.	(5,575,912)
General and administrative expenses		(940,823)		(989,313)		(843,125)
Personnel expenses		(698,859)		(607,894)		(609,050)
Amortization of intangible assets		(432,600)		(353,305)		(305,488)
Depreciation of tangible assets		(87,647)		(90,344)		(103,972)
Allowance for impairment of loans and receivables		(71,157)		(51,035)		(59,073)
Commissions and fees expenses		(49,826)		(39,466)		(34,646)
Depreciation of right of use assets		(41,732)		(37,031)		(35,294)
Donations expenses		(21,034)		(19,858)		(16,739)
Employee bonuses		(15,134)		(14,376)		(11,569)
Labor severances		(7,660)		(3,254)		(1,363)
Total costs and expenses of sales goods and services	Ps.	(8,571,245)	Ps.	(8,005,597)	Ps.	(7,596,231)
Gross profit from sales of goods and services	Ps.	2,477,355	Ps.	3,217,959	Ps.	4,545,096